Statements of Changes in Net Assets Available for Benefits - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits [Abstract]
Net Appreciation in Fair Value of Investments	$ 17,729,577	$ 19,133,368
Interest and Dividends	1,994,893	2,194,357
Interest on Notes Receivable from Participants	177,804	165,242
Contributions
Participants	3,855,429	4,155,439
Rollovers	2,030,764	1,011,192
Employer	78,502	2,429
Total Contributions	5,964,695	5,169,060
Benefits Paid to Participants	(25,899,100)	(21,287,816)
Administrative Expenses	(128,023)	(132,408)
Net Increase In Net Assets	(160,154)	5,241,803
Net Assets Available for Benefits
Beginning of Year	142,662,852	137,421,049
End of Year	$ 142,502,698	$ 142,662,852